Accrued Expenses and Other Payables - Summary of Accrued Expenses and Other Payables (Parenthetical) (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2017 CNY (¥)
Disclosure of financial liabilities [line items]
Ending balance	¥ 104,583
Consideration Payable In Respect Of Acquisition [member]
Disclosure of financial liabilities [line items]
Ending balance	87
Consideration Payable In Respect Of Acquisition of Non Controlling Interests [member]
Disclosure of financial liabilities [line items]
Ending balance	¥ 119
Consideration settlement date	January 23, 2018